Derivative Financial Instruments - Summary of Financial Assets and Financial Liabilities Measured and Recognised at Fair Value (Detail) ₺ in Thousands, € in Thousands, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 TRY (₺)	Dec. 31, 2020 TRY (₺)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)
Disclosure of financial assets and liabilities measured at fair value [line items]
Derivative Financial Asset Used for Hedging, Fair Value	₺ 999,577	₺ 642,623
Derivatives liabilities held for hedging, fair value	(60,518)	(66,851)
Net derivative financial assets (liabilities) held for hedge accounting	939,059	575,772
Derivative Financial Asset Held for Trading, Fair Value	1,181,740	360,047
Derivative financial liabilities held for trading, fair value		(41,132)
Participating cross currency swap contracts [member] | EUR
Disclosure of financial assets and liabilities measured at fair value [line items]
Derivative Assets Used For Trading Notional Amount | €			€ 66,700			€ 90,881
Derivative Financial Asset Held for Trading, Fair Value	₺ 243,478	₺ 230,033
Maturity Date Trading Assets	April 2026	April 2026
Participating cross currency swap contracts [member] | USD
Disclosure of financial assets and liabilities measured at fair value [line items]
Derivative Assets Used For Hedging Notional Amount | $				$ 206,770			$ 216,054
Derivative Financial Asset Used for Hedging, Fair Value	₺ 523,571	₺ 270,315
Maturity Date Hedging	April 2026
Hedge Ratio	1	1
Change in intrinsic value of outstanding hedging instruments	₺ 533,782	₺ 342,123
Derivative Assets Used For Trading Notional Amount | $				36,000			32,008
Derivative Financial Asset Held for Trading, Fair Value	₺ 58,890	₺ 31,334
Maturity Date Trading Assets	November 2025	April 2026
Derivative Liabilities Held For Trading Notional Amount | $							45,000
Derivative financial liabilities held for trading, fair value		₺ (9,701)
Maturity Date Trading Liabilities	—	November 2025
Participating cross currency swap contracts one [member] | EUR
Disclosure of financial assets and liabilities measured at fair value [line items]
Derivative Assets Used For Hedging Notional Amount | €			300,200			366,800
Derivative Financial Asset Used for Hedging, Fair Value	₺ 174,747	₺ 221,937
Maturity Date Hedging	October 2025
Hedge Ratio	1	1
Change in intrinsic value of outstanding hedging instruments	₺ 963,374	₺ 962,903
Participating cross currency swap contracts two [member] | EUR
Disclosure of financial assets and liabilities measured at fair value [line items]
Derivative Assets Used For Hedging Notional Amount | €			63,365			65,158
Derivative Financial Asset Used for Hedging, Fair Value	₺ 48,443	₺ 53,142
Maturity Date Hedging	April 2026
Hedge Ratio	1	1
Change in intrinsic value of outstanding hedging instruments	₺ 78,593	₺ 161,325
Cross currency swap contracts [member] | EUR
Disclosure of financial assets and liabilities measured at fair value [line items]
Derivative Assets Used For Trading Notional Amount | €			24,000			7,200
Derivative Financial Asset Held for Trading, Fair Value	₺ 168,900	₺ 20,853
Maturity Date Trading Assets	December 2022	September 2021
Derivative Liabilities Held For Trading Notional Amount | €						€ 43,900
Derivative financial liabilities held for trading, fair value		₺ (13,684)
Maturity Date Trading Liabilities	—	December 2021-2022
Cross currency swap contracts [member] | USD
Disclosure of financial assets and liabilities measured at fair value [line items]
Derivative Assets Used For Trading Notional Amount | $				36,572			34,286
Derivative Financial Asset Held for Trading, Fair Value	₺ 284,868	₺ 62,715
Maturity Date Trading Assets	March 2023-November 2025	March 2023
Derivative Liabilities Held For Trading Notional Amount | $							20,000
Derivative financial liabilities held for trading, fair value		₺ (6,747)
Maturity Date Trading Liabilities	—	November 2025
Cross currency swap contracts [member] | RMB
Disclosure of financial assets and liabilities measured at fair value [line items]
Derivative Assets Used For Hedging Notional Amount | ¥					¥ 135,134			¥ 162,121
Derivative Financial Asset Used for Hedging, Fair Value	₺ 235,617	₺ 97,229
Maturity Date Hedging	April 2026
Hedge Ratio	1	1
Change in intrinsic value of outstanding hedging instruments	₺ 136,770	₺ 46,858
Derivative Assets Used For Trading Notional Amount | ¥					¥ 32,342			¥ 38,801
Derivative Financial Asset Held for Trading, Fair Value	₺ 50,842	₺ 14,535
Maturity Date Trading Assets	April 2026	April 2026
Interest rate swap contract [member] | EUR
Disclosure of financial assets and liabilities measured at fair value [line items]
Derivative Assets Used For Trading Notional Amount | €			€ 35,000
Derivative Financial Asset Held for Trading, Fair Value	₺ 11,780
Maturity Date Trading Assets	September 2028	—
Interest rate swap contract [member] | USD
Disclosure of financial assets and liabilities measured at fair value [line items]
Derivative Liabilities Held For Hedging Notional Amount | $				150,075			180,045
Derivatives liabilities held for hedging, fair value	₺ (43,319)	₺ (66,851)
Maturity Date Hedging	April 2026
Hedge Ratio	1	1
Derivative Assets Used For Trading Notional Amount | $							17,778
Derivative Financial Asset Held for Trading, Fair Value		₺ 258
Maturity Date Trading Assets	—	September 2028
Derivative Liabilities Held For Trading Notional Amount | $							22,222
Derivative financial liabilities held for trading, fair value		₺ (1,141)
Maturity Date Trading Liabilities	—	September 2028
FX swap contracts [member] | USD
Disclosure of financial assets and liabilities measured at fair value [line items]
Derivative Assets Used For Trading Notional Amount | $				200,000			10,000
Derivative Financial Asset Held for Trading, Fair Value	₺ 193,504	₺ 319
Maturity Date Trading Assets	January 2022	January 2021
Derivative Liabilities Held For Trading Notional Amount | $							82,735
Derivative financial liabilities held for trading, fair value		₺ (7,046)
Maturity Date Trading Liabilities	—	January 2021
Currency forward contracts [member] | USD
Disclosure of financial assets and liabilities measured at fair value [line items]
Derivative Assets Used For Trading Notional Amount | $				$ 175,000
Derivative Financial Asset Held for Trading, Fair Value	₺ 169,478
Maturity Date Trading Assets	January 2022-March 2022	—
Derivative Liabilities Held For Trading Notional Amount | $							$ 6,000
Derivative financial liabilities held for trading, fair value		₺ (2,813)
Maturity Date Trading Liabilities	—	January-December 2021